Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of Prepayments and Other Current Assets, Net - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Schedule of Prepayments and Other Current Assets, Net [Abstract]
Advances to suppliers		$ 63,962	$ 58,814
Value-added tax (“VAT”) receivables		2,556	2,985
Prepaid financing expense	[1]	1,139	1,442
Others		2,041	894
Prepaid expenses and other current assets		69,698	64,135
Allowance for credit losses		(134)	(172)
Prepaid expenses and other current assets, net		$ 69,564	$ 63,963

[1]	It represented prepaid financing expense related to issuance of GEM Warrants (See Note 10).